Business and Non-Current Asset Disposals (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Business and Non-Current Asset Disposals

	Business disposals			Disposal of other non-current assets			Total
	2017 €m	2016 €m	2015 (i) €m	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets (notes 14,15,16)	47	147	570	79	109	103	126	256	673
- cash and cash equivalents	11	3	90	-	-	-	11	3	90
- working capital and provisions (note 20)	29	24	246	-	-	-	29	24	246
- interest-bearing loans and borrowings	-	-	(20)	-	-	-	-	-	(20)
- deferred tax (note 27)	2	(1)	(22)	-	-	-	2	(1)	(22)
- retirement benefit obligations	-	-	(84)	-	-	-	-	-	(84)
Net assets disposed	89	173	780	79	109	103	168	282	883
Reclassification of currency translation effects on disposal	9	(44)	39	-	-	-	9	(44)	39
Total	98	129	819	79	109	103	177	238	922
Proceeds from disposals (net of disposal costs)	99	133	875	134	158	140	233	291	1,015
Profit on step acquisition (note 31)	-	-	6	-	-	-	-	-	6
Profit on disposals	1	4	62	55	49	37	56	53	99

Net cash inflow arising on disposal
Proceeds from disposals from continuing operations	99	133	875	134	158	140	233	291	1,015
Proceeds from disposals from discontinued operations	-	-	-	3	2	2	3	2	2
Less: cash and cash equivalents disposed	(11)	(3)	(90)	-	-	-	(11)	(3)	(90)
Less: deferred proceeds arising on disposal (note 20)	(3)	(7)	(38)	-	-	-	(3)	(7)	(38)
Total	85	123	747	137	160	142	222	283	889

(i)	Disposals in 2015 related principally to the divestment of the Group’s clay and certain concrete businesses in the UK (Europe Heavyside) and its clay business in the US (Americas Products) on 26 February 2015.